Income Tax Expense - Schedule of Provision for Income Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Provision For Income Expense Abstract
Current tax					$ 332,275	$ 118,073
Deferred tax					(45,737)	6,532
Income tax expense	$ 37,335	$ 55,886	$ 98,091	$ 55,606	$ 286,538	$ 124,605